Fees Summary	May 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,535,000.00
Previously Paid Amount	0.00
Total Fee Amount	488.18
Total Offset Amount	0.00
Net Fee	488.18
Narrative - Max Aggregate Offering Price	$ 3,535,000.00
Final Prospectus	true